Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Commitments and Contingencies (Textual)
Remaining commitments related to drug manufacturing, clinical study management and safety		$ 1,852,000
Deposits related to study initiation		205,000
Rent expense		14,000		$ 39,000
Head Office [Member]
Commitments and Contingencies (Textual)
Lease rent for office space		2,400
Administrative Offices [Member]
Commitments and Contingencies (Textual)
Lease rent for office space		1,900
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Commitments and Contingencies (Textual)
Rent expense	$ 163,000		$ 126,000
Cash payment for lease	$ 160,000		$ 126,000
Weighted-average lease term	1 year 3 months		2 years 3 months
Weighted average discount rate	10.00%		10.00%
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Employment And Consulting Agreement [Member]
Commitments and Contingencies (Textual)
Employment agreement cost	$ 243,000		$ 555,000
CAD [Member] | Administrative Offices [Member]
Commitments and Contingencies (Textual)
Lease rent for office space		$ 2,500